CONSULTING AGREEMENTS (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended		159 Months Ended	162 Months Ended	12 Months Ended						3 Months Ended	9 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2013 Eldad Melamed and Daniel Offen Consultants [Member]	Dec. 31, 2012 Eldad Melamed and Daniel Offen Consultants [Member]	Dec. 31, 2010 Eldad Melamed and Daniel Offen Consultants [Member]	Dec. 31, 2004 Eldad Melamed and Daniel Offen Consultants [Member]	Dec. 31, 2012 Prof.Daniel Offen Consultant [Member]	Dec. 31, 2011 Prof.Daniel Offen Consultant [Member]	Mar. 31, 2014 Consultants [Member]	Sep. 30, 2013 Consultants [Member]
Consulting Agreement [Line Items]
Consulting Agreement Date										Jul. 08, 2004
Monthly Payment Of Consulting Fees										$ 6	$ 6
Warrants Issued To Purchase Of Common Stock										1,097,215
Common Stock Exercise Price										$ 0.01
Warrants Exercisable Term										7 years
Shares Approved For Services							216,000	623,077	1,100,000			400,000
Research and Development Expense	680	522	2,917	1,770	29,106 [1]	29,786	54	162	220			192
Consultant Charges Cancelled									487
Consultant Charges Payable									487
Stock Issued During Period, Shares, Issued For Services									1,100,000				90,000	450,000
Monthly Payment Of Consulting Fees, Cash											3
Monthly Payment Of Consulting Fees, Stock											$ 3

[1]	Out of which, $163, relating to the period from inception to March 31 2004, is unaudited.